Income Tax and Social Contribution - Schedule of Reconciliation of Income and Social Contribution Tax Expenses (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Profit before taxes	R$ 1,474,652	R$ 555,987	R$ 668,484
Income tax and social contribution at nominal rate	(501,382)	(189,036)	(227,285)
Adjustments to reconcile nominal and effective tax rate
Interest in earnings of investees (non-taxable income)	340,766	532,335	239,069
Differences in tax rates on earnings / losses of overseas companies	(89,070)	(150,233)	24,699
Granted income tax incentive	74,416	10,098	20,219
Share-based payment transactions	(4,022)	(3,950)	(4,305)
Interest on shareholders' equity	(21,495)	(45,573)	(10,375)
Non-deductible expenses (donations, gifts, etc.)	(52,226)	(28,103)	(30,878)
Tax losses not recorded	(177,824)	(185,089)	(95,752)
Compensation action			114,844
Goodwill amortization effect	1,853	1,853
Tax effects of discounts granted - PERT	(4,438)
Tax loss carryforwards from previous years recorded	(3,554)
Other	8,621	(4,004)	174
Income tax (expenses) benefits	R$ (428,355)	R$ (61,702)	R$ 30,410
Effective rate	(29.05%)	(11.10%)	4.55%